Accounting Policies, by Policy (Policies)	6 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Classification and initial measurement of financial assets

Classification and initial measurement of financial assets

The Consolidated entity’s other financial liabilities comprise derivatives in respect of prefunded and ordinary warrants. Prefunded and ordinary warrants are measured at fair value through profit or loss. All transactions costs in relation to the warrants are expensed immediately. Changes to the fair value of the instruments post issue will be recognised in profit or loss.

New or amended Accounting Standards and Interpretations adopted

New or amended Accounting Standards and Interpretations adopted

The Consolidated entity has adopted all of the new, revised or amending Accounting Standards and Interpretations issued by the Australian Accounting Standards Board (AASB) that are mandatory for the current reporting period. Any new, revised or amending Accounting Standards or Interpretations that are not yet mandatory have not been early adopted. The adoption of these Accounting Standards and Interpretations did not have any significant impact on the financial performance or position of the Consolidated entity.

Going concern

Going concern

For the period ended 31 December 2025 the Consolidated Entity incurred a loss after income tax of $12,552,490 (31 December 2024: $10,453,811), was in a net current asset position of $45,612,689 (30 June 2025 net current liability: $9,119,727) and had net cash outflows from operating activities of $9,540,623 (31 December 2024: $8,420,244) for the half-year ended 31 December 2025.

The Directors note the following with regards to the ability of the Consolidated Entity to continue as a going concern:

●	During the period, the Company received notifications from Nasdaq regarding non-compliance with the minimum Market Value of Listed Securities requirement. On 18 December 2025, the Nasdaq Office of General Counsel confirmed that the Company had regained compliance with Listing Rule 5550(b) and remained in compliance with all applicable listing standards. Accordingly, the Company’s ADSs continue to trade on The Nasdaq Capital Market.
●	The Consolidated Entity continued to access capital markets during the period. Capital raised in the period, including the PIPE entered on 2nd December 2025 which raised US$46.51 million after deducting offering expenses has resulted in a cash balance of AUD 69.46 million at 31 December 2025. The Directors have considered the Consolidated Entity’s cash flow forecasts for a period of at least 12 months from the date of this report, together with available cash and capital-raising mechanisms, and believe that the Group will be able to meet its obligations as and when they fall due.

Accordingly, the financial statements have been prepared on a going concern basis which assumes continuity of normal activities and the realisation of assets and the settlement of liabilities in the ordinary course of business.